                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                  225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

November 16, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    OFI Tremont Market Neutral Hedge Fund
                Registration No. 005-79313
                EDGAR Filing of Final Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of OFI Tremont  Market Neutral Hedge Fund (the "Fund") in
connection with an offer by the Fund to purchase  $18,895,100.24 of interests in the Fund on the terms and subject to the  conditions set forth in the Repurchase
Offer Notice and Cover Letter to Repurchase Offer,  originally filed on July 31,
2006.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                        Sincerely,

                                        /s/ Lisa I. Bloomberg
                                        ----------------------------------------
                                        Lisa I. Bloomberg
                                        Vice President & Associate Counsel
                                        Phone: 212. 323.0560

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       Ernst & Young, LLP
       Nancy Vann, Esq.